Consolidated Statements of Income (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Operating Revenues
Total operating revenues	$ 95,845,871	$ 80,664,837	$ 74,078,322
Operating Expenses
Operation and maintenance	15,495,537	15,208,162	13,651,689
Depreciation and amortization	6,147,618	6,092,651	5,923,775
Taxes other than income taxes	2,324,426	2,338,694	2,154,090
Total operating expenses	80,242,432	67,476,158	60,813,094
Operating Income	15,603,439	13,188,679	13,265,228
Other Income and Deductions, Net	201,462	150,816	75,170
Interest Charges
Interest on long-term debt	2,373,024	2,438,325	2,984,413
Other interest (income) expense	51,563	(822,190)	984,612
Amortization of debt expense	246,600	253,800	329,231
Total interest charges	2,671,187	1,869,935	4,298,256
Income Before Income Taxes	13,133,714	11,469,560	9,042,142
Income Tax Expense	4,859,000	4,269,000	3,258,000
Net Income	8,275,128	7,200,776	5,783,998
Earnings Per Common Share (Note 11)
Basic (in dollars per share)	$ 1.19	$ 1.05	$ 0.85
Diluted (in dollars per share)	$ 1.19	$ 1.05	$ 0.85
Dividends Declared Per Common Share (in dollars per share)	$ 0.76	$ 0.72	$ 0.70
Unregulated Operation [Member]
Operating Revenues
Non-regulated revenues	38,791,691	34,237,634	31,422,944
Operating Expenses
Non-regulated purchase gas	29,059,426	26,011,164	23,380,426
Other Income and Deductions, Net	18,000	0	(2,000)
Interest Charges
Total interest charges	38,000	(818,000)	932,000
Income Tax Expense	952,000	593,000	486,000
Net Income	$ 1,868,000	$ 1,231,000	$ 794,000